NET INCOME/LOSS PER SHARE - Computation of Basic and Diluted Net Loss Per Share (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Numerator for basic and diluted (income) loss per share	$ (9,613)	¥ (62,712)	¥ (99,941)	¥ 44,990
Denominator:
Denominator for basic income (loss) per share weighted average ordinary shares outstanding (in shares) | shares	44,372,326	44,372,326	43,505,175	41,342,597
Denominator for diluted income (loss) per share weighted average ordinary shares outstanding (in shares) | shares	44,372,326	44,372,326	43,505,175	41,671,763
Basic income (loss) per share | ¥ / shares		¥ (1.41)	¥ (2.30)	¥ 1.09
Diluted income (loss) per share | ¥ / shares		¥ (1.41)	¥ (2.30)	¥ 1.08